UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Noesis Capital Corp.
Address: 1801 Clint Moore Road
         Suite 100
         Boca Raton, FL  33487

13F File Number:  28-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cory Nass
Title:     Corporate Counsel
Phone:     (561) 998-8884

Signature, Place, and Date of Signing:

     /s/ Cory Nass     Boca Raton, FL     August 10, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $190,330 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      779    18000 SH       SOLE                    18000        0        0
ALTRIA GROUP INC               COM              02209s103      752    11628 SH       SOLE                    11628        0        0
AMERICAN EXPRESS CO            COM              025816109     7198   135220 SH       SOLE                   112783        0    22437
AMGEN INC                      COM              031162100     9128   150983 SH       SOLE                   130855        0    20128
BED BATH & BEYOND INC          COM              075896100     8385   200685 SH       SOLE                   174277        0    26408
CHUBB CORP                     CORP UNIT %      171232309      941    29650 SH       SOLE                    26067        0     3583
CISCO SYS INC                  COM              17275R102     8332   436688 SH       SOLE                   353764        0    82924
CITIGROUP INC                  COM              172967101    10528   227727 SH       SOLE                   191082        0    36645
COHEN & STEERS QUALITY RLTY    COM              19247L106      521    24600 SH       SOLE                    24600        0        0
DELL INC                       COM              24702R101     4883   123746 SH       SOLE                   107559        0    16187
EAST WEST BANCORP INC          COM              27579R104     1726    51385 SH       SOLE                    51385        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     8494   130218 SH       SOLE                   112263        0    17955
FIRST DATA CORP                COM              319963104     7298   181815 SH       SOLE                   156019        0    25796
FUTUREMEDIA PLC                SPONSORED ADR    360912109      721  1601523 SH       SOLE                  1601523        0        0
GENENTECH INC                  COM NEW          368710406     5805    72305 SH       SOLE                    61459        0    10846
GENERAL ELEC CO                COM              369604103     2568    74122 SH       SOLE                    65922        0     8200
GOLDMAN SACHS GROUP INC        COM              38141g104      665     6515 SH       SOLE                     6515        0        0
HOME DEPOT INC                 COM              437076102     1353    34772 SH       SOLE                    28263        0     6509
INTEL CORP                     COM              458140100     8656   332667 SH       SOLE                   279956        0    52711
INTERGROUP CORP                COM              458685104     1596   131000 SH       SOLE                   131000        0        0
ISHARES INC                    MSCI EMU INDEX   464286608      542     7620 SH       SOLE                     6477        0     1143
JOHNSON & JOHNSON              COM              478160104     7314   112529 SH       SOLE                   100912        0    11617
JPMORGAN & CHASE & CO          COM              46625H100     8358   236626 SH       SOLE                   204782        0    31844
LOWES COS INC                  COM              548661107     9674   166164 SH       SOLE                   137049        0    29115
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     1115    34000 SH       SOLE                    34000        0        0
MASCO CORP                     COM              574599106     6714   211400 SH       SOLE                   179287        0    32113
MEDTRONIC INC                  COM              585055106     9343   180401 SH       SOLE                   157555        0    22846
MICROSOFT CORP                 COM              594918104     5745   231275 SH       SOLE                   201720        0    29555
MUNIHOLDINGS FLA INSD FD       COM              62624W105      895    56940 SH       SOLE                    56160        0      780
NOVARTIS A G                   SPONSORED ADR    66987V109     4499    94830 SH       SOLE                    80605        0    14225
NUVEEN PFD & CONV INC FD       COM              67073B106     1739   130266 SH       SOLE                   115938        0    14328
NUVEEN QUALITY PFD INCOME FD   COM              67071S101      761    54350 SH       SOLE                    50438        0     3912
NUVEEN REAL ESTATE INCOME FD   COM              67071B108      847    41850 SH       SOLE                    39662        0     2188
PFIZER INC                     COM              717081103     6337   229781 SH       SOLE                   199080        0    30701
PROCTER & GAMBLE CO            COM              742718109     4762    90267 SH       SOLE                    73477        0    16790
SPHERION CORP                  COM              848420105      611    92500 SH       SOLE                    92500        0        0
STAPLES INC                    COM              855030102     8822   414395 SH       SOLE                   356200        0    58195
STERICYCLE INC                 COM              858912108     4476    88955 SH       SOLE                    75612        0    13343
SYSCO CORP                     COM              871829107     4263   117800 SH       SOLE                   100130        0    17670
UNITED PARCEL SERVICE INC      CL B             911312106     4955    71646 SH       SOLE                    62148        0     9498
WACHOVIA CORP 2ND NEW          COM              929903102      513    10339 SH       OTHER                    1320        0     9019
WAL MART STORES INC            COM              931142103     7716   160076 SH       SOLE                   135214        0    24862